Restructuring Expenses (Details) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Sep. 30, 2012 Accrued Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Personnel-related termination costs	$ 1,700,000	$ 800,000	$ 900,000
Summarizes activity related to accrued severance benefits [Abstract]
Balance at December 31, 2011				1,544,000
Net charges paid				(1,544,000)
Balance at September 30, 2012				$ 0